UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a)

Miller Income Fund
Class A | LMCJX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$134	1.25%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class A returned 13.92% over the twelve-month period ended September 30, 2025, outperforming the ICE  BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X728

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	13.92	13.07	8.48
Class A (with sales charge)	7.39	11.73	7.85
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	5.56%
30-Day SEC Yield Unsubsidized	5.47%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X728

Miller Income Fund
Class C | LCMNX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$210	1.97%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class C returned 13.17% over the twelve-month period ended September 30, 2025, outperforming the ICE  BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X710

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	13.17	12.23	7.68
Class C (with sales charge)	12.17	12.23	7.68
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	5.15%
30-Day SEC Yield Unsubsidized	5.05%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X710

Miller Income Fund
Class FI | LMCKX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$139	1.30%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class FI returned 14.00% over the twelve-month period ended September 30, 2025, outperforming the ICE BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X694

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class FI (without sales charge)	14.00	13.00	8.48
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	5.93%
30-Day SEC Yield Unsubsidized	5.83%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X694

Miller Income Fund
Class I | LMCLX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$103	0.96%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class I returned 14.28% over the twelve-month period ended September 30, 2025, outperforming the ICE BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X686

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	14.28	13.37	8.78
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	6.23%
30-Day SEC Yield Unsubsidized	6.11%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X686

Miller Income Fund
Class IS | LMCMX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$96	0.90%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Income Fund (“The Fund”) Class IS returned 14.34% over the twelve-month period ended September 30, 2025, outperforming the ICE  BofA High Yield Master II Index’s return of 7.31%. The Fund slightly trailed the S&P 500 Total Return’s  of 17.60% over the trailing twelve-month period.
WHAT FACTORS INFLUENCED PERFORMANCE
The Fund benefitted from an overweight position in rate-sensitive sectors such as Financials and Utilities relative to both indices’ allocations. Indirect exposure to Bitcoin via Strategy’s common and preferred equity positively impacted performance, as the price of Bitcoin climbed nearly 80% over the twelve-month period ended 9/30/25, pushing the price of the flagship cryptocurrency above $100K for the first time ever. Exposure to high-yield fixed-income securities also contributed positively to performance as yields fell and spreads narrowed over the twelve-month period. The Fund’s concentrated positioning in small-cap and mid-cap stocks detracted from performance in the period, as large-cap stocks continued their recent outperformance of both small and mid-cap stocks despite generally richer valuation premiums. Exposure to health care and housing-related securities also detracted from performance due to industry-specific headwinds that continued to pressure consumer affordability.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Miller Income Fund	PAGE 1	TSR-AR-00777X678

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class IS (without sales charge)	14.34	13.42	8.87
S&P 500 TR	17.60	16.47	15.30
ICE BofA High Yield Master II	7.31	5.59	6.10
Visit https://millervaluefunds.com/miller-income-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$173,290,831
Number of Holdings	41
Net Advisory Fee	$1,048,943
Portfolio Turnover	44%
30-Day SEC Yield	6.29%
30-Day SEC Yield Unsubsidized	6.19%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	84.5%
Corporate Bonds	11.1%
Preferred Stocks	4.1%
Cash & Other	0.3%

Top Sectors	(%)
Financials	22.1%
Industrials	14.1%
Information Technology	11.4%
Health Care	10.7%
Consumer Discretionary	10.4%
Energy	7.2%
Communication Services	6.3%
Consumer Staples	5.8%
Utilities	5.0%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-AR-00777X678

Miller Value Partners Appreciation ETF
MVPA (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Miller Value Partners Appreciation ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpa. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Appreciation ETF	$62	0.60%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Indirect exposure to Bitcoin via the common stock of  Strategy, Inc. (Ticker: MSTR) was a significant positive contributor to performance over the twelve-month period, as the price of Bitcoin gained nearly 80% on its way to breaching the $100K threshold for the first time ever. The Fund’s overweight position in energy relative to the index positively impacted performance despite generally negative price trends across oil and other energy sources over the period. Exposure to health care and housing-related securities detracted from performance due to industry-specific head winds that continue to pressure consumer affordability and dampen investor sentiment. The Fund’s positioning in lower-multiple “value” stocks negatively impacted performance, as growth and momentum themes continued to outperform on a relative basis despite generally richer valuation premiums. The Fund’s concentrated positioning in small-cap and mid-cap stock detracted from performance, as large-cap stocks continued their recent out performance on a relative basis.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/30/2024)
Miller Value Partners Appreciation ETF NAV	7.88	22.18
S&P 500 TR	17.60	21.78
Visit https://etf.millervaluefunds.com/mvpa for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Miller Value Partners Appreciation ETF	PAGE 1	TSR-AR-00777X561

KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$69,405,872
Number of Holdings	39
Net Advisory Fee	$401,562
Portfolio Turnover	64%
30-Day SEC Yield	0.81%
30-Day SEC Yield Unsubsidized	0.81%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Common Stocks	99.6%
Warrants	0.0%
Cash & Other	0.4%

Top Sectors	(%)
Financials	24.3%
Consumer Discretionary	22.2%
Industrials	17.6%
Communication Services	12.2%
Information Technology	7.4%
Energy	7.2%
Consumer Staples	2.9%
Health Care	2.9%
Real Estate	2.9%
Cash & Other	0.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.millervaluefunds.com/mvpa.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Value Partners Appreciation ETF	PAGE 2	TSR-AR-00777X561

Miller Value Partners Leverage ETF
MVPL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Miller Value Partners Leverage ETF for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpl. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Leverage ETF	$99	0.88%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Miller Value Partners Leverage Fund (“The Fund”) returned 25.68% on a market share price basis over the twelve-month period ended September 30, 2025, outperforming the S&P 500 Total Return’s gain of 17.60%.
The Fund invests nearly all of its assets in either a “Leverage-On” position, utilizing other  ETF’s such as Direxion Daily S&P 500 Bull 2x ETF (Ticker: SPUU) or ProShares Ultra S&P 500 ETF (Ticker: SSO) to obtain 2x exposure to the S&P 500’s daily return, or a “Leverage-Off” position, using SPDR S&P 500 ETF Trust (Ticker: SPY) to obtain the typical 1x S&P 500 daily return.
The Fund remained in a “Leverage-On” position for most of the trailing twelve-month period, which contributed positively to performance as US equity markets rose during this period. The Fund was only in a “Leverage-Off” position for 40 total trading days during the period, which also contributed to performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/27/2024)
Miller Value Partners Leverage ETF NAV	25.59	31.91
S&P 500 TR	17.60	20.50
Visit https://etf.millervaluefunds.com/mvpl for more recent performance information.
Miller Value Partners Leverage ETF	PAGE 1	TSR-AR-00777X553

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$20,809,271
Number of Holdings	1
Net Advisory Fee	$85,090
Portfolio Turnover	662%
30-Day SEC Yield	-0.28%
30-Day SEC Yield Unsubsidized	-0.28%
WHAT DID THE FUND INVEST IN? (% of net assets as of  September 30, 2025)

Security Type	(%)
Exchange Traded Funds	99.9%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.millervaluefunds.com/mvpl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Value Partners Leverage ETF	PAGE 2	TSR-AR-00777X553

(b)	Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Brian S. Ferrie is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Miller Income Fund

	Cohen & Company, Ltd.
	FYE 09/30/2025	FYE 09/30/2024
(a) Audit Fees	$19,200	$19,200
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	$3,100
(d) All Other Fees	N/A	N/A

Miller Value Partners Appreciation ETF

	Cohen & Company, Ltd.
	FYE 09/30/2025	FYE 09/30/2024
(a) Audit Fees	$14,000	$14,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

Miller Value Partners Leverage ETF

	Cohen & Company, Ltd.
	FYE 09/30/2025	FYE 09/30/2024
(a) Audit Fees	$14,000	$15,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,000	$3,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Miller Income Fund

	Cohen & Company, Ltd.
	FYE 09/30/2025	FYE 09/30/2024
(b) Audit-Related Fees	0%	0%
(c) Tax Fees	0%	0%
(d) All Other Fees	0%	0%

Miller Value Partners Appreciation ETF

	Cohen & Company, Ltd.
	FYE 09/30/2025	FYE 09/30/2024
(b) Audit-Related Fees	0%	0%
(c) Tax Fees	0%	0%
(d) All Other Fees	0%	0%

Miller Value Partners Leverage ETF

	Cohen & Company, Ltd.
	FYE 09/30/2025	FYE 09/30/2024
(b) Audit-Related Fees	0%	0%
(c) Tax Fees	0%	0%
(d) All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Miller Income Fund

Non-Audit Related Fees	FYE 09/30/2025	FYE 09/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Miller Value Partners Appreciation ETF

Non-Audit Related Fees	FYE 09/30/2025	FYE 09/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Miller Value Partners Leverage ETF

Non-Audit Related Fees	FYE 09/30/2025	FYE 09/30/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Russell Emery, Brian Ferrie and Wan-Chong Kung.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Miller Income Fund

Class A	LMCJX
Class C	LCMNX
Class FI	LMCKX
Class I	LMCLX
Class IS	LMCMX

Miller Value Partners Appreciation ETF - MVPA
Miller Value Partners Leverage ETF - MVPL
Annual Financial Statements
September 30, 2025

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 84.5%
Communication Services- 5.0%
Diversified Telecommunication Services - 5.0%
Verizon Communications, Inc.	198,000	$8,702,100
Consumer Discretionary- 8.5%
Automobiles - 2.1%
Stellantis NV	390,000	3,642,600
Specialty Retail - 6.4%
Buckle Inc/The	72,000	4,223,520
Build-A-Bear Workshop, Inc.	98,000	6,390,580
Upbound Group, Inc.	20,000	472,600
		11,086,700
Total Consumer Discretionary		14,729,300
Consumer Staples- 5.8%
Food Products - 3.4%
Cal-Maine Foods, Inc.	62,000	5,834,200
Tobacco - 2.4%
British American Tobacco Plc	77,680	4,123,502
Total Consumer Staples		9,957,702
Energy- 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Alliance Resource Partners LP	127,000	3,211,195
Chord Energy Corp.	52,766	5,243,357
TotalEnergies SE - ADR	7,650	456,629
Total Energy		8,911,181
Financials- 22.1%
Banks - 3.0%
Sberbank of Russia PJSC(a)(b)(e)	2,532,000	0
Western Alliance Bancorp	59,700	5,177,184
		5,177,184
Capital Markets - 1.5%
Carlyle Group, Inc.	40,000	2,508,000
Consumer Finance - 8.2%
Bread Financial Holdings, Inc.	162,390	9,056,490
OneMain Holdings, Inc.	91,941	5,190,989
		14,247,479
Financial Services - 4.0%
Jackson Financial, Inc. - Class A	68,800	6,964,624
Insurance - 5.4%
Lincoln National Corp.	231,486	9,335,831
Total Financials		38,233,118

The accompanying notes are an integral part of these financial statements.

1

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care- 7.6%
Health Care Equipment & Supplies - 0.9%
Semler Scientific, Inc.(b)	53,000	$1,590,000
Pharmaceuticals - 6.7%
Bristol-Myers Squibb Co.	108,000	4,870,800
Cannabist Co. Holdings, Inc. (Position subject to contractual lock-up until December 2025)(b)	1,885,689	216,928
Cannabist Co. Holdings, Inc. (Position subject to contractual lock-up until June 2026)(b)	1,885,689	216,928
Verano Holdings Corp.(b)	92,251	127,675
Viatris, Inc.	619,000	6,128,100
		11,560,431
Total Health Care		13,150,431
Industrials- 11.4%
Air Freight & Logistics - 4.2%
United Parcel Service, Inc. - Class B	86,600	7,233,698
Commercial Services & Supplies - 1.7%
Quad/Graphics, Inc.	472,800	2,959,728
Marine Transportation - 3.5%
Hoegh Autoliners ASA	565,000	6,057,888
Professional Services - 2.0%
Public Policy Holding Co., Inc.	1,286,345	3,460,010
Total Industrials		19,711,324
Information Technology- 7.3%
Communications Equipment - 4.4%
Ituran Location and Control Ltd.	215,000	7,679,800
Software - 2.9%
Strategy, Inc. - Class A(b)	15,250	4,913,702
Total Information Technology		12,593,502
Materials- 2.7%
Chemicals - 1.1%
LyondellBasell Industries NV - Class A	38,000	1,863,520
Metals & Mining - –%(c)
Alrosa PJSC(a)(e)	2,978,100	0
Trading Companies & Distributors - 1.6%
Boise Cascade Co.	37,000	2,860,840
Total Materials		4,724,360
Real Estate- 4.0%
Diversified REITs - 4.0%
CTO Realty Growth, Inc.	429,145	6,995,063

The accompanying notes are an integral part of these financial statements.

2

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities- 5.0%
Gas Utilities - 5.0%
UGI Corp.	262,000	$8,714,120
TOTAL COMMON STOCKS (Cost $138,791,477)		146,422,201
	Par
CORPORATE BONDS - 11.1%
Communication Services- 1.3%
Media - 1.3%
Gray Escrow II, Inc., 5.38%, 11/15/2031(d)	$3,000,000	2,257,500
Consumer Discretionary- 1.9%
Specialty Retail - 1.9%
Carvana Co., 10.25%, 05/01/2030(d)	3,000,000	3,277,500
Energy- 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Venture Global LNG, Inc., 9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual(d)	3,750,000	3,731,250
Health Care- 3.1%
Pharmaceuticals - 3.1%
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028	8,000,000	5,370,238
Industrials- 2.7%
Building Products - 2.7%
JELD-WEN, Inc., 7.00%, 09/01/2032(d)	5,500,000	4,668,125
TOTAL CORPORATE BONDS (Cost $20,935,089)		19,304,613
	Shares
PREFERRED STOCKS - 4.1%
Information Technology- 4.1%
Software - 4.1%
Strategy, Inc.
Series A, 10.00%, Perpetual	28,455	2,239,693
Series A., 9.00%, Perpetual	50,000	4,853,000
TOTAL PREFERRED STOCKS (Cost $6,918,675)		7,092,693
TOTAL INVESTMENTS - 99.7% (Cost $166,645,241)		$172,819,507
Other Assets in Excess of Liabilities - 0.3%		471,324
TOTAL NET ASSETS - 100.0%		$173,290,831

The accompanying notes are an integral part of these financial statements.

3

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LP - Limited Partnership
PJSC - Public Joint Stock Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of September 30, 2025.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $13,934,375 or 8.0% of the Fund’s net assets.

(e)	Illiquid security.
The accompanying notes are an integral part of these financial statements.

4

MILLER VALUE PARTNERS APPRECIATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2025

	Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 12.2%
Alphabet, Inc. - Class A	12,323	$2,995,721
Bumble, Inc. - Class A(a)	103,912	632,824
Pinterest, Inc. - Class A(a)	68,743	2,211,463
Ziff Davis, Inc.(a)	69,888	2,662,733
		8,502,741
Consumer Discretionary - 22.2%
Airbnb, Inc. - Class A(a)	9,759	1,184,938
Buckle Inc/The	13,541	794,315
Citi Trends, Inc.(a)	69,221	2,147,928
Coupang, Inc.(a)	63,726	2,051,977
Crocs, Inc.(a)	39,653	3,313,008
Lithia Motors, Inc.	3,092	977,072
Perdoceo Education Corp.	115,221	4,339,223
SharkNinja, Inc.(a)	5,969	615,702
		15,424,163
Consumer Staples - 2.9%
Maplebear, Inc.(a)	55,082	2,024,814
Energy - 7.2%
Alliance Resource Partners LP	53,091	1,342,406
Chord Energy Corp.	661	65,683
TechnipFMC PLC	56,524	2,229,872
Venture Global, Inc. - Class A	97,094	1,377,764
		5,015,725
Financials - 24.3%
Bread Financial Holdings, Inc.	64,751	3,611,163
Federal Home Loan Mortgage Corp.(a)	76,123	895,968
Federal National Mortgage Association(a)	51,132	616,141
Jackson Financial, Inc. - Class A	21,812	2,208,029
Lincoln National Corp.	82,864	3,341,905
PayPal Holdings, Inc.(a)	22,888	1,534,869
Shift4 Payments, Inc. - Class A(a)	22,458	1,738,249
Vroom, Inc.(a)	59,676	1,613,042
Western Alliance Bancorp	14,786	1,282,242
		16,841,608
Health Care - 2.9%
Semler Scientific, Inc.(a)	56,440	1,693,200
Viatris, Inc.	31,808	314,899
		2,008,099
Industrials - 17.6%
Builders FirstSource, Inc.(a)	20,415	2,475,319
JELD-WEN Holding, Inc.(a)	166,989	819,916
Masterbrand, Inc.(a)	121,179	1,595,927
Quad/Graphics, Inc.	218,745	1,369,344

The accompanying notes are an integral part of these financial statements.

5

MILLER VALUE PARTNERS APPRECIATION ETF
SCHEDULE OF INVESTMENTS
September 30, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Resideo Technologies, Inc.(a)	73,696	$3,182,193
United Parcel Service, Inc. - Class B	33,242	2,776,704
		12,219,403
Information Technology - 7.4%
Dropbox, Inc. - Class A(a)	81,053	2,448,611
Expensify, Inc. - Class A(a)	277,340	513,079
Strategy, Inc. - Class A(a)	6,688	2,154,941
		5,116,631
Real Estate - 2.9%
CTO Realty Growth, Inc.	122,219	1,992,170
TOTAL COMMON STOCKS (Cost $60,148,012)		69,145,354
	Contracts
WARRANTS - 0.0%(b)
Financials - 0.0%(b)
Vroom, Inc., Expires 01/14/2030, Exercise Price $60.95(a)	5,836	17,917
TOTAL WARRANTS (Cost $65,989)		17,917
TOTAL INVESTMENTS - 99.6% (Cost $60,214,001)		$69,163,271
Other Assets in Excess of Liabilities - 0.4%		242,601
TOTAL NET ASSETS - 100.0%		$69,405,872

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Miller Value Partners Leverage ETF
Schedule of Investments
September 30, 2025

	Shares	Value
EXCHANGE TRADED FUNDS - 99.9%
Direxion Daily S&P 500 Bull 2X Shares(a)	115,597	$20,785,497
TOTAL EXCHANGE TRADED FUNDS (Cost $16,984,344)		20,785,497
TOTAL INVESTMENTS - 99.9% (Cost $16,984,344)		$20,785,497
Other Assets in Excess of Liabilities - 0.1%		23,774
TOTAL NET ASSETS - 100.0%		$20,809,271

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

7

MILLER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
ASSETS:
Investments, at value	$172,819,507	$69,163,271	$20,785,497
Interest receivable	474,778	584	40
Receivable for investments sold	456,608	—	—
Dividends receivable	245,137	206	—
Dividend tax reclaims receivable	46,079	—	—
Cash - interest bearing deposit account	613	276,808	38,301
Receivable for fund shares sold	587	—	—
Prepaid expenses and other assets	17,690	—	—
Total assets	174,060,999	69,440,869	20,823,838
LIABILITIES:
Loans payable	555,000	—	—
Payable to advisor	92,723	34,997	14,567
Payable for distribution and shareholder servicing fees	28,844	—	—
Payable for fund administration and accounting fees	22,352	—	—
Payable for transfer agent fees and expenses	18,729	—	—
Payable for custodian fees	3,678	—	—
Payable for compliance fees	2,566	—	—
Payable for capital shares redeemed	1,006	—	—
Interest payable	878	—	—
Payable for expenses and other liabilities	44,392	—	—
Total liabilities	770,168	34,997	14,567
NET ASSETS	$ 173,290,831	$69,405,872	$20,809,271
Net Assets Consists of:
Paid-in capital	$175,819,377	$65,661,284	$17,354,988
Total distributable earnings/(accumulated losses)	(2,528,546)	3,744,588	3,454,283
Total net assets	$ 173,290,831	$69,405,872	$20,809,271
Net assets	$—	$69,405,872	$20,809,271
Shares issued and outstanding(a)	—	2,006,000	570,000
Net asset value per share	$—	$34.60	$36.51
Class A
Net assets	$26,292,183	$—	$—
Shares issued and outstanding(a)	2,933,855	—	—
Net asset value per share	$8.96	$—	$—
Max offering price per share (Net asset value per share dividend by 0.9425)(1)	$9.51	$—	$—
Class C
Net assets	$14,255,150	$—	$—
Shares issued and outstanding(a)	1,580,648	—	—
Net asset value per share	$9.02	$—	$—
Class FI
Net assets	$214,861	$—	$—
Shares issued and outstanding(a)	23,978	—	—
Net asset value per share	$8.96	$—	$—

The accompanying notes are an integral part of these financial statements.

8

MILLER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025(Continued)

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
Class I
Net assets	$53,954,499	$—	$—
Shares issued and outstanding(a)	6,054,776	—	—
Net asset value per share	$8.91	$—	$—
Class IS
Net assets	$78,574,138	$—	$—
Shares issued and outstanding(a)	8,845,241	—	—
Net asset value per share	$8.88	$—	$—
Cost:
Investments, at cost	$166,645,241	$60,214,001	$16,984,344

(1)	Reflects a maximum sales charge of 5.75%.
(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

MILLER FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2025

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
INVESTMENT INCOME:
Dividend income	$8,166,981	$744,655	$83,574
Less: Dividend withholding taxes	(576,526)	(15,657)	—
Less: Issuance fees	(398)	(619)	—
Interest income	2,136,983	83,163	547
Total investment income	9,727,040	811,542	84,121
EXPENSES:
Investment advisory fee	1,182,888	401,562	85,090
Distribution expenses - Class A	64,435	—	—
Distribution expenses - Class C	151,202	—	—
Distribution expenses - Class FI	566	—	—
Fund administration and accounting fees	134,608	—	—
Transfer agent fees	106,862	—	—
Federal and state registration fees	86,667	—	—
Shareholder servicing fees - Class A	25,180	—	—
Shareholder servicing fees - Class C	10,576	—	—
Shareholder servicing fees - Class FI	323	—	—
Shareholder servicing fees - Class I	38,112	—	—
Legal fees	29,568	—	—
Audit fees	22,319	—	—
Custodian fees	19,681	—	—
Trustees’ fees	17,389	—	—
Compliance fees	15,430	—	—
Reports to shareholders	12,509	—	—
Interest expense	9,065	1,562	—
Other expenses and fees	14,189	—	—
Total expenses	1,941,569	403,124	85,090
Expense reimbursement by Advisor	(133,945)	—	—
Net expenses	1,807,624	403,124	85,090
Net Investment Income/(Loss)	7,919,416	408,418	(969)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	27,952,970	(5,362,488)	(345,750)
In-kind redemptions	—	12,434,451	645,753
Foreign currency transactions	(576)	(109)	—
Net realized gain	27,952,394	7,071,854	300,003
Net change in unrealized appreciation (depreciation) on:
Investments	(13,453,025)	(3,565,834)	3,131,024
Foreign currency translation	1,719	(247)	—
Net change in unrealized appreciation (depreciation)	(13,451,306)	(3,566,081)	3,131,024
Net realized and unrealized gain	14,501,088	3,505,773	3,431,027
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,420,504	$3,914,191	$ 3,430,058

The accompanying notes are an integral part of these financial statements.

10

Miller Funds
Statements of Changes in Net Assets

	Miller Income Fund		Miller Value Partners Appreciation ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income	$7,919,416	$8,019,704	$408,418	$458,494
Net realized gain (loss)	27,952,394	(7,283,834)	7,071,854	6,414,282
Net change in unrealized appreciation (depreciation)	(13,451,306)	43,299,406	(3,566,081)	4,249,429
Net increase in net assets from operations	22,420,504	44,035,276	3,914,191	11,122,205
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(600,921)	—
From earnings - Class A	(1,136,522)	(1,285,132)	—	—
From earnings - Class C	(456,914)	(761,687)	—	—
From earnings - Class FI	(9,578)	(12,699)	—	—
From earnings - Class I	(2,604,565)	(3,075,785)	—	—
From earnings - Class IS	(3,771,350)	(3,874,697)	—	—
Total distributions to shareholders	(7,978,929)	(9,010,000)	(600,921)	—
CAPITAL TRANSACTIONS:
Shares sold	—	—	40,206,012	63,984,606
Shares redeemed	—	—	(31,274,152)	(17,946,069)
Shares sold - Class A	2,952,888	2,437,773	—	—
Shares issued in reinvestment of distributions - Class A	1,104,606	1,246,724	—	—
Shares redeemed - Class A	(3,966,672)	(6,464,743)	—	—
Shares sold - Class C	259,899	368,239	—	—
Shares issued in reinvestment of distributions - Class C	453,529	752,636	—	—
Shares redeemed - Class C	(3,728,548)	(5,287,489)	—	—
Shares sold - Class FI	1,109	682	—	—
Shares issued in reinvestment of distributions - Class FI	9,578	12,699	—	—
Shares redeemed - Class FI	(57,051)	(34,005)	—	—
Shares sold - Class I	3,559,106	5,526,724	—	—
Shares issued in reinvestment of distributions - Class I	2,354,809	2,805,539	—	—
Shares redeemed - Class I	(8,955,131)	(17,665,470)	—	—
Shares issued in reinvestment of distributions - Class IS	3,276,163	3,340,454	—	—
Net increase (decrease) in net assets from capital transactions	(2,735,715)	(12,960,237)	8,931,860	46,038,537
NET INCREASE IN NET ASSETS	11,705,860	22,065,039	12,245,130	57,160,742
NET ASSETS:
Beginning of the period	161,584,971	139,519,932	57,160,742	—
End of the period	$ 173,290,831	$161,584,971	$69,405,872	$57,160,742

The accompanying notes are an integral part of these financial statements.

11

Miller Funds
Statements of Changes in Net Assets(Continued)

	Miller Income Fund		Miller Value Partners Appreciation ETF
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
SHARES TRANSACTIONS
Shares sold	—	—	1,170,000	2,356,000
Shares redeemed	—	—	(930,000)	(590,000)
Shares sold - Class A	338,802	338,931	—	—
Shares issued in reinvestment of distributions - Class A	127,697	161,923	—	—
Shares redeemed - Class A	(457,716)	(878,077)	—	—
Shares sold - Class C	30,204	51,238	—	—
Shares issued in reinvestment of distributions - Class C	52,448	97,887	—	—
Shares redeemed - Class C	(427,484)	(727,735)	—	—
Shares sold - Class FI	126	96	—	—
Shares issued in reinvestment of distributions - Class FI	1,107	1,649	—	—
Shares redeemed - Class FI	(6,546)	(4,349)	—	—
Shares sold - Class I	413,604	741,233	—	—
Shares issued in reinvestment of distributions - Class I	273,144	364,528	—	—
Shares redeemed - Class I	(1,026,351)	(2,434,660)	—	—
Shares issued in reinvestment of distributions - Class IS	381,112	433,602	—	—
Total increase (decrease) in shares outstanding	(299,853)	(1,853,734)	240,000	1,766,000

(a)	Inception date of the Fund was January 30, 2024.
The accompanying notes are an integral part of these financial statements.

12

Miller Funds
Statements of Changes in Net Assets(Continued)

	Miller Value Partners Leverage ETF
	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
OPERATIONS:
Net investment income (loss)	$(969)	$1,318
Net realized gain	300,003	721,701
Net change in unrealized appreciation	3,131,024	670,128
Net increase in net assets from operations	3,430,058	1,393,147
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(475,541)	—
Total distributions to shareholders	(475,541)	—
CAPITAL TRANSACTIONS:
Shares sold	17,829,170	12,208,598
Shares redeemed	(7,118,109)	(6,458,052)
Net increase in net assets from capital transactions	10,711,061	5,750,546
NET INCREASE IN NET ASSETS	13,665,578	7,143,693
NET ASSETS:
Beginning of the period	7,143,693	—
End of the period	$ 20,809,271	$7,143,693
SHARES TRANSACTIONS
Shares sold	570,000	460,000
Shares redeemed	(230,000)	(230,000)
Total increase in shares outstanding	340,000	230,000

(a)	Inception date of the Fund was February 27, 2024.
The accompanying notes are an integral part of these financial statements.

13

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.22	$6.47	$6.03	$9.06	$6.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.39	0.35	0.39	0.44
Net realized and unrealized gain (loss) on investments(b)	0.73	1.78	0.49	(3.00)	2.73
Total from investment operations	1.12	2.17	0.84	(2.61)	3.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.42)	(0.40)	(0.39)	(0.44)
Return of capital	—	—	—	(0.03)	(0.03)
Total distributions	(0.38)	(0.42)	(0.40)	(0.42)	(0.47)
Net asset value, end of year	$8.96	$8.22	$6.47	$6.03	$9.06
Total return	13.92%	34.09%	14.15%	−29.56%	50.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$26,292	$24,032	$21,371	$25,881	$36,250
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.33%	1.38%	1.35%	1.26%	1.26%
After expense reimbursement/recoupment	1.25%	1.23%	1.23%	1.21%	1.23%
Ratio of interest expense to average net assets	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of operational expenses to average net assets excluding interest expense	1.24%	1.22%	1.19%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets	4.51%	5.24%	5.24%	4.90%	5.22%
Portfolio turnover rate	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

14

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.22	$6.47	$6.03	$9.05	$6.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.33	0.33	0.30	0.33	0.38
Net realized and unrealized gain (loss) on investments(b)	0.74	1.79	0.49	(3.00)	2.72
Total from investment operations	1.07	2.12	0.79	(2.67)	3.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.27)	(0.37)	(0.35)	(0.33)	(0.38)
Return of capital	—	—	—	(0.02)	(0.03)
Total distributions	(0.27)	(0.37)	(0.35)	(0.35)	(0.41)
Net asset value, end of year	$9.02	$8.22	$6.47	$6.03	$9.05
Total return	13.17%	33.20%	13.24%	−30.07%	49.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$14,255	$15,824	$16,212	$19,860	$34,591
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	2.05%	2.13%	2.11%	2.00%	2.00%
After expense reimbursement/recoupment	1.97%	1.98%	2.00%	1.95%	1.97%
Ratio of interest expense to average net assets	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of operational expenses to average net assets excluding interest expense	1.96%	1.97%	1.96%	1.94%	1.95%
Ratio of net investment income (loss) to average net assets	3.78%	4.47%	4.50%	4.11%	4.48%
Portfolio turnover rate	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

15

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS FI

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.21	$6.47	$6.03	$9.06	$6.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.39	0.38	0.34	0.40	0.43
Net realized and unrealized gain (loss) on investments(b)	0.74	1.78	0.50	(3.01)	2.74
Total from investment operations	1.13	2.16	0.84	(2.61)	3.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.42)	(0.40)	(0.39)	(0.44)
Return of capital	—	—	—	(0.03)	(0.03)
Total distributions	(0.38)	(0.42)	(0.40)	(0.42)	(0.47)
Net asset value, end of year	$8.96	$8.21	$6.47	$6.03	$9.06
Total return	14.00%	33.97%	14.07%	−29.57%	50.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$215	$241	$206	$248	$208
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.37%	1.47%	1.41%	1.28%	1.38%
After expense reimbursement/recoupment	1.30%	1.32%	1.29%	1.24%	1.35%
Ratio of interest to average net assets	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of operational expenses to average net assets excluding interest expense	1.29%	1.31%	1.25%	1.23%	1.33%
Ratio of net investment income (loss) to average net assets	4.45%	5.19%	5.07%	4.98%	5.07%
Portfolio turnover rate	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

16

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.19	$6.46	$6.02	$9.05	$6.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.41	0.40	0.36	0.41	0.46
Net realized and unrealized gain (loss) on investments(b)	0.74	1.79	0.50	(3.00)	2.73
Total from investment operations	1.15	2.19	0.86	(2.59)	3.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.46)	(0.42)	(0.41)	(0.46)
Return of capital	—	—	—	(0.03)	(0.03)
Total distributions	(0.43)	(0.46)	(0.42)	(0.44)	(0.49)
Net asset value, end of year	$8.91	$8.19	$6.46	$6.02	$9.05
Total return	14.28%	34.45%	14.45%	−29.41%	50.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$53,954	$52,348	$49,900	$67,042	$123,349
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.05%	1.13%	1.12%	1.00%	1.01%
After expense reimbursement/recoupment	0.96%	0.97%	0.99%	0.96%	0.98%
Ratio of interest expense to average net assets	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of operational expenses to average net assets excluding interest expense	0.95%	0.96%	0.95%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets	4.79%	5.49%	5.45%	5.09%	5.48%
Portfolio turnover rate	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

17

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS IS

	Year Ended September 30,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$8.17	$6.45	$6.02	$9.04	$6.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.42	0.41	0.37	0.42	0.47
Net realized and unrealized gain (loss) on investments(b)	0.73	1.78	0.48	(3.00)	2.72
Total from investment operations	1.15	2.19	0.85	(2.58)	3.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.44)	(0.47)	(0.42)	(0.41)	(0.47)
Return of capital	—	—	—	(0.03)	(0.03)
Total distributions	(0.44)	(0.47)	(0.42)	(0.44)	(0.50)
Net asset value, end of year	$8.88	$8.17	$6.45	$6.02	$9.04
Total return	14.34%	34.60%	14.37%	−29.28%	50.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$78,574	$69,140	$51,830	$45,277	$61,866
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	0.98%	1.06%	1.05%	0.94%	0.94%
After expense reimbursement/recoupment	0.90%	0.91%	0.93%	0.90%	0.91%
Ratio of interest expense to average net assets	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of operational expenses to average net assets excluding interest expense	0.89%	0.90%	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets	4.86%	5.56%	5.55%	5.23%	5.55%
Portfolio turnover rate	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

The accompanying notes are an integral part of these financial statements.

18

MILLER VALUE PARTNERS APPRECIATION ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$32.37	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.21	0.28
Net realized and unrealized gain on investments(c)	2.34	7.09
Total from investment operations	2.55	7.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	—
Net realized gains	(0.06)	—
Total distributions	(0.32)	—
Net asset value, end of period	$34.60	$32.37
Total return(d)	7.88%	29.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$69,406	$57,161
Ratio of expenses to average net assets(e)	0.60%	0.60%
Ratio of net investment income (loss) to average net assets(e)	0.61%	1.38%
Portfolio turnover rate(d)(f)	64%	69%

(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

MILLER VALUE PARTNERS LEVERAGE ETF
FINANCIAL HIGHLIGHTS

	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$31.06	$25.10
INVESTMENT OPERATIONS:
Net investment income(b)	(0.00)(c)	0.01
Net realized and unrealized gain on investments(d)	7.52	5.95
Total from investment operations	7.52	5.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—
Net realized gains	(2.06)	—
Total distributions	(2.07)	—
Net asset value, end of period	$36.51	$31.06
Total return(e)	25.59%	23.74%
SUPPLEMENTAL DATA AND RATIOS:(f)
Net assets, end of period (in thousands)	$20,809	$7,144
Ratio of expenses to average net assets(g)	0.88%	0.88%
Ratio of net investment income (loss) to average net assets(g)	(0.01)%	0.04%
Portfolio turnover rate(e)(h)	662%	319%

(a)	Inception date of the Fund was February 27, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(g)	Annualized for periods less than one year.
(h)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

Miller Funds
Notes to Financial Statements
September 30, 2025
NOTE 1 – ORGANIZATION
Miller Income Fund (the “Income Fund”), Miller Value Partners Appreciation ETF (the “Appreciation ETF”) and Miller Value Partners Leverage ETF (the “Leverage ETF”, and with the Appreciation ETF, the “ETFs”), each a “Fund” and together, the “Funds” are separate series of Advisor Managed Portfolios (the “Trust”). The Income Fund and the Appreciation ETF are non-diversified series, and the Leverage ETF operates as a diversified series. The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Miller Value Partners, LLC (the “Advisor”) serves as the investment manager to the Funds.
The Income Fund’s investment objective is to provide a high level of income while maintaining potential for growth. The Appreciation ETF commenced operations on January 30, 2024 and seeks capital appreciation. The Leverage ETF commenced operations on February 27, 2024 and seeks capital appreciation over a multi-year horizon.
The Income Fund is the successor to the Miller Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Income Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Income Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Income Fund’s investment portfolio and there are no material differences in accounting policies of the Income Fund and the Predecessor fund.

•	The Income Fund adopted the performance history of the Predecessor Fund.
Shares of the ETFs are listed and traded on NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares are not redeemable securities of the ETFs except when aggregated in Creation Units.
Shares of the ETFs may only be purchased or redeemed directly from ETFs by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (a) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the ETFs’ custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the ETFs for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the ETFs are included in the Capital Transactions on the Statement of Changes in Net Assets.
As part of the Appreciation ETF’s commenced operations on January 30, 2024, certain securities of accounts managed by the Advisor were exchanged, at fair value, as in-kind transfers to the Appreciation ETF. The securities were recorded at their current value to align the Appreciation ETF’s performance with ongoing financial reporting. The in-kind transfers were not taxable events under relevant provisions of the Internal Revenue Code, and therefore the historical cost basis of those investments was carried forward. The total fair value of the in-kind transfers, included in proceeds from shares issued on the accompanying Statement of Changes in Net Assets, was $32,645,405. The historical

21

Miller Funds
Notes to Financial Statements
September 30, 2025(Continued)
cost of the contributed investments was $24,379,507, which was carried forward to align the ongoing reporting of realized and unrealized gains and losses for tax purposes. As a result of the in-kind contribution, the Fund issued 1,306,000 shares at $25.00 per share net asset value.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(a)
Investment valuation. The valuation of the Funds’ investments are performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –	unadjusted quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Miller Income Fund

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$145,988,345	$433,856(a)	$—**	$146,422,201
Corporate Bonds	—	19,304,613	—	19,304,613
Preferred Stocks	7,092,693	—	—	7,092,693
Total Investments	$153,081,038	$19,738,469	$—	$172,819,507

22

Miller Funds
Notes to Financial Statements
September 30, 2025(Continued)
Miller Value Partners Appreciation ETF

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$69,145,354	$—	$—	$69,145,354
Warrants	—	17,917	—	17,917
Total Investments	$69,145,354	$17,917	$—	$69,163,271

Miller Value Partners Leverage ETF

	Level 1	Level 2	Level 3	Total
Investments*:
Exchange-Traded Funds	$20,785,497	$—	$—	$20,785,497
Total Investments	$20,785,497	$—	$—	$20,785,497

*	See Schedule of Investments for additional detailed categorizations.
**
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Income Fund. As a result, the fair value of the Russian securities held in the Income Fund has been reduced to zero.

(a)	Cannabist Co. Holdings, Inc. common stocks subject to contractual lock-up provisions and are concentrated in the Health Care sector.
(b)
Return of capital estimates. Distributions received from investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. Distributions received from investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(c)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d)
Distributions to shareholders. Distributions are declared and paid by the Income Fund on a quarterly basis, and by the ETFs on an annual basis. Distributions of net realized gains, if any, are declared at least annually by the Funds. The character of distributions made to shareholders during the year may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e)
Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Income Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f)
Cash and Cash Equivalents. Cash and cash equivalents include cash on hand and demand deposits. The Funds sweep uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.

23

Miller Funds
Notes to Financial Statements
September 30, 2025(Continued)
(g)
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute any taxable income and net realized gains to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of September 30, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds hold interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Funds’ taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Funds may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Funds could also be required to pay interest and penalties in connection with such an adjustment. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.
(h)
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Advisor’s Chief Investment Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS.
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Under the investment management agreement, the Income Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:
Income Fund

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

The Advisor has contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses), so that such annual operating expenses of the Income Fund will not exceed 0.89%. Separately, with respect to Class I only, the Advisor has agreed to waive fees and/or Income Fund reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class- specific expenses, will not exceed 0.95%. These arrangements cannot be terminated prior to January 31, 2026 without the Board of Trustees’ consent. The Advisor had same contractual agreement with the Predecessor Fund.

24

Miller Funds
Notes to Financial Statements
September 30, 2025(Continued)
During the year ended September 30, 2025, fees waived and/or expenses reimbursed amounted to $133,945.
The Advisor is permitted to recapture amounts waived and/or reimbursed to a class within 36 months of the reimbursement date if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the Advisor recapture any amount that would result, on any particular business day of the Income Fund, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.
At September 30, 2025, the Income Fund had remaining fee waivers and/or expense reimbursements subject to be recaptured by the Advisor and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2026	29,421	22,233	270	79,644	60,807
Expires September 30, 2027	33,679	23,725	339	77,985	89,055
Expires September 30, 2028	18,826	10,921	163	49,489	54,546
Total	$81,926	$56,879	$772	$207,118	$204,408

Appreciation ETF and Leverage ETF
Pursuant to the advisory agreement, the Appreciation ETF and Leverage ETF pay unitary management fees of 0.60% and 0.88% per annum of the average daily net assets, respectively. The Advisor has agreed to pay all expenses of the ETFs except the fee paid to the Advisor under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Exchange Traded Concepts, LLC (the “Sub-Advisor”) serves as the sub-advisor to the ETFs. The Sub-Advisor is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the ETFs subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the ETFs, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is entitled to a fee paid by the Advisor from its management fee, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of each fund advised (or sponsored) by the Advisor and sub-advised by the Sub-Advisor, and subject to a minimum annual fee as follows:

Fund	Minimum Annual Fee	Asset-Based Fee
Appreciation ETF	$20,000	4 bps (0.04%) on the first $500 million
		3 bps (0.03%) on assets over $500 million
Leverage ETF	$15,000	3 bps (0.03%) on the first $500 million
		2 bps (0.02%) on assets over $500 million

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the year ended September 30, 2025, the Income Fund incurred expenses for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statement of Operations.
At September 30, 2025, the Income Fund had payables for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statement of Assets and Liabilities.
The Independent Trustees were paid $17,389 by the Income Fund for their services and reimbursement of travel expenses during the year ended September 30, 2025. The Funds pays no compensation to the Interested Trustee or officers of the Trust.

25

Miller Funds
Notes to Financial Statements
September 30, 2025(Continued)
Income Fund Sales Charges
Class A shares have a maximum initial sales charge of 5.75%. Class C share have a contingent deferred sales charge (“CDSC”) of 1.00%, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.
NOTE 4 – INVESTMENTS
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the year ended September 30, 2025, were as follows:
Income Fund

Purchases	$74,173,133
Sales	$76,131,925

Appreciation ETF

Purchases	$44,535,008
Sales	$42,111,609

Leverage ETF

Purchases	$65,953,390
Sales	$66,425,311

Purchases and sales of in-kind transactions associated with creations and redemptions during the year ended September 30, 2025, were as follows:
Appreciation ETF

Purchase In-Kind	$38,328,926
Sales In-Kind	$31,967,007

Leverage ETF

Purchase In-Kind	$17,801,495
Sales In-Kind	$7,104,114

NOTE 5 – CLASS SPECIFIC EXPENSES AND DISTRIBUTIONS
The Income Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan and, under that plan, the Income Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively.
The Income Fund also has arrangements with various parties to provide ongoing sub-transfer agency services for each share class. Sub-transfer agency and/or distribution fees are accrued daily and paid monthly or quarterly.
For the year ended September 30, 2025, class specific expenses are detailed on Statement of Operations.

26

Miller Funds
Notes to Financial Statements
September 30, 2025(Continued)
Distributions by class for the year ended September 30, 2025 and year/periods ended September 30, 2024 were as follows:

	Year Ended September 30,
	2025	2024
Income Fund
Ordinary Income:
Class A	$1,136,522	$1,285,132
Class C	456,914	761,687
Class FI	9,578	12,699
Class I	2,604,565	3,075,785
Class IS	3,771,350	3,874,697
Total	$7,978,929	$9,010,000

	Year Ended September 30, 2025	Period Ended September 30, 2024
Appreciation ETF
Ordinary Income	$600,921	$—
Total	$600,921	$—

	Year Ended September 30, 2025	Period Ended September 30, 2024
Leverage ETF
Ordinary Income	$475,541	$—
Total	$475,541	$—

NOTE 6 – INCOME TAX INFORMATION
At September 30, 2025, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

	Income Fund	Appreciation ETF	Leverage ETF
Tax cost of investments	$167,730,390	$62,032,462	$16,984,344
Gross unrealized appreciation	$37,621,893	$12,236,899	$3,801,153
Gross unrealized depreciation	(32,532,776)	(5,106,090)	—
Net unrealized appreciation	$5,089,117	$7,130,809	$3,801,153
Undistributed Ordinary Income	7,635	360,064	—
Capital loss carryforwards	(7,569,804)	(3,746,285)	(345,900)
Other book/tax temporary differences	(55,494)	—	(970)
Total accumulated earnings/losses	$(2,528,546)	$3,744,588	$3,454,283

27

Miller Funds
Notes to Financial Statements
September 30, 2025(Continued)
GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the reclassifications have been made as follows:

	Distributable Earnings/ (Accumulated Losses)(a)	Paid-in Capital(a)
Income Fund	$33,207	$(33,207)
Appreciation ETF	$(11,809,892)	$11,809,892
Leverage ETF	$(645,753)	$645,753

(a)	Reclassifications are primarily due to redemption in-kinds. Income Fund is due to prior year financial audit adjustment.
The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Income Fund and Appreciation ETF had no post-October late-year losses or post October capital losses and Leverage ETF had post-October late-year losses of $970 as of September 30, 2025.
At September 30, 2025, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards are as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Income Fund	$(7,569,804)	—	$(7,569,804)
Appreciation ETF	$(1,259,086)	$(2,487,199)	$(3,746,285)
Leverage ETF	$(345,900)	—	$(345,900)

NOTE 7 – CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of September 30, 2025, J.P. Morgan Securities, LLC. held approximately 43%, in aggregate for the benefit of others, outstanding shares of the Income Fund.
NOTE 8 – LINE OF CREDIT
The Income Fund has access to a $15 million and line of credit through an agreement with U.S. Bank. The Income Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Income Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the year ended September 30, 2025 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	$4,641,000
Average daily loan outstanding	$483,948
Interest expense	$9,065
Loan outstanding as of September 30, 2025	$555,000
Average interest rate	6.98%

28

Miller Funds
Notes to Financial Statements
September 30, 2025(Continued)
The Appreciation ETF has access to a $2.5 million line of credit through an agreement with U.S. Bank. Loan activity for the period ended September 30, 2025 was as follows:

Maximum available credit	$2,500,000
Largest amount outstanding on an individual day	$1,561,000
Average daily loan outstanding	$314,667
Interest expense	$1,562
Loan outstanding as of September 30, 2025	$0
Average interest rate	7.25%

NOTE 9 – UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES
The Leverage ETF currently invests a portion of its assets in SPDR S&P 500 ETF Trust (“SPY”) and Direxion Daily S&P 500 Bull 2X Shares (“SPUU”). The Leverage ETF may redeem its investment from SPY and SPUU at any time if the Advisor determines that it is in the best interest of the Leverage ETF and its shareholders to do so. The performance of the Leverage ETF may be directly affected by the performance of SPY and SPUU. The expense ratios of SPY and SPUU are 0.09% and 0.60%, respectively, of net assets, as reflected in the most current prospectuses of SPY and SPUU. The financial statements of SPY and SPUU, including their portfolio of investments, can be found at the Securities and Exchange Commission’s (SEC) website www.sec.gov and should be read in conjunction with the Leverage ETF’s financial statements. As of September 30, 2025, the percentage of the Leverage ETF’s net assets invested in SPUU was 99.9%.
NOTE 10 – SUBSEQUENT EVENTS
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

29

MILLER FUNDS
Report of Independent Registered Public Accounting Firm
To the Shareholders of Miller Income Fund, Miller Value Partners Appreciation ETF, and
Miller Value Partners Leverage ETF and
Board of Trustees of Advisor Managed Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Miller Funds, each a series of beneficial interest in Advisor Managed Portfolios comprising the funds listed below (the “Funds”), as of September 30, 2025, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, and related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, the results of their operations, the changes in net assets and the financial highlights for the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Miller Income Fund	For the year ended September 30, 2025	For the years ended September 30, 2025, and September 30, 2024.	For the years ended September 30, 2025, September 30, 2024, and September 30, 2023
Miller Value Partners Appreciation ETF	For the year ended September 30, 2025	For the years ended September 30, 2025, and for the period from January 30, 2024 (commencement of operations) to September 30, 2024.
Miller Value Partners Leverage ETF	For the year ended September 30, 2025	For the years ended September 30, 2025, and for the period from February 27, 2024 (commencement of operations) to September 30, 2024

Miller Income Fund’s financial highlights for the years ended September 30, 2022, and prior, were audited by other auditors whose report dated November 29, 2022, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies within the Trust since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
November 28, 2025

30

Miller Funds
Additional Information
September 30, 2025 (Unaudited)
Tax Information
For the year ended September 30, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Miller Income Fund	94.27%
Miller Value Partners Appreciation ETF	100.00%
Miller Value Partners Leverage ETF	6.66%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended September 30, 2025, was as follows:

Miller Income Fund	61.52%
Miller Value Partners Appreciation ETF	58.22%
Miller Value Partners Leverage ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows (unaudited).

Miller Income Fund	0.00%
Miller Value Partners Appreciation ETF	19.95%
Miller Value Partners Leverage ETF	99.72%

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
See Financial Statements.
Statement Regarding Basis for Approval of Investment Advisory Contract
Not applicable.

31

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

For Miller Income Fund, see Item 7(a).

For Miller Value Partners Appreciation ETF and Miller Value Partners Leverage ETF, all fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/05/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	12/05/2025

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	12/05/2025